Operating segments	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Operating segments

18. Operating segments

The Group’s chief executive officer is the chief operating decision maker (“CODM”). The CODM organizes the Group, allocates resources and assesses performance as a single operating and reportable segment managed on a consolidated basis. The accounting policies of the operating segment are the same as those described in Note 2.

The measure of segment profit or loss reviewed by the CODM is consolidated net income/(loss). The CODM uses this measure, together with consolidated revenue and expense information regularly provided to the CODM, to assess segment performance, allocate resources, evaluate the Group’s profitability and monitor budget versus actual results.

The significant segment expense categories regularly provided to the CODM and included in the measure of segment profit or loss include cost of revenue, research and development expenses, sales and marketing expenses, general and administrative expenses and income tax expense/(benefit), as presented in the unaudited condensed consolidated statements of operations and comprehensive income/(loss). The following table presents further disaggregation of cost of revenue and research and development expenses:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Cost of revenue (excluding the impact of write-down)	35,170	7,735
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	54,782	14,332
Total cost of revenue	89,952	22,067
Salary, bonus, welfare and share-based compensation expense	21,645	16,225
New products development	18,134	4,907
Depreciation	1,813	1,223
Total research and development expenses	41,592	22,355

The Group’s segment revenue, expenses and net income/(loss) are the same as the corresponding consolidated amounts presented in the unaudited condensed consolidated financial statements. Accordingly, no reconciliation is necessary.

Other segment items were net expenses of RMB21,906,000 and RMB85,361,000 for the six months ended June 30, 2025 and 2026, respectively, and primarily consisted of losses from changes in fair value of cryptocurrencies and foreign exchange losses, partially offset by interest income and other income, net.

The CODM does not review segment assets at a level or category different from those presented in the condensed consolidated balance sheets. Accordingly, no reconciliation of segment assets to consolidated assets is necessary.